Restructuring costs and similar items - Summary of Restructuring Costs and Similar Items (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	[1]
Analysis of income and expense [abstract]
Employee-related expenses		€ 359	€ 963	€ 404
Charges, gains or losses on assets	[2]	244	4	273
Costs related to transformation programs		195	285	330
Other(c)	[3]	340	144	23
Total		€ 1,138	€ 1,396	€ 1,030	[4]

[1]	(a) 2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).
[2]	(b)This line consists of impairment losses and accelerated depreciation charges related to closed or divested sites (including leased sites), and gains or losses on divestments of assets arising from reorganization decisions made by Sanofi.

[3]	(c) This line includes transaction, integration and separation costs in connection with material acquisitions or divestitures for €312 million in 2025, which are mainly related to the Blueprint Medicines acquisition (see Note D.1.).

[4]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).